Related party transactions and balances (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:AmountDueToParent-0]			¥ 17,379,013
Joyous Dragon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:DueToRelatedParty-0]			¥ 1,086,012